Other Deductions, Net (Tables)	12 Months Ended
Sep. 30, 2015
Other Deductions, Net [Abstract]
Schedule Of Other Deductions, Net

Other deductions, net are summarized as follows:
	2013	2014	2015
Amortization of intangibles (intellectual property and customer relationships)	$220	225	214
Rationalization of operations	78	55	211
Other	64	113	146
Total	$362	393	571